Summary of Significant Accounting Policies (Details) - USD ($)			3 Months Ended	7 Months Ended	12 Months Ended
	Jan. 03, 2023	Dec. 20, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted Cash			$ 0	$ 0	$ 41,665,974
Temporary Equity, Redemption Price Per Share (in Dollars per share)			$ 10.53	$ 10.2	$ 10.45
Shareholder redemption liability					$ 27,842,747
Cash, FDIC Insured amount			$ 250,000		250,000
Valuation allowance				$ 52,939	$ 596,692
Temporary equity shares outstanding (in Shares)			1,288,298	17,500,000	1,288,298
Initial Public Offer And Overallotement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering Costs			$ 12,729,318		$ 12,729,318
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of shares redeemed (in Shares)	2,581,004	16,211,702	16,211,702		16,211,702
Temporary Equity, Redemption Price Per Share (in Dollars per share)		$ 10.2
Stock Redeemed or Called During Period, Value	$ 26,481,101
Payments of Stock Issuance Costs	1,361,646
Shareholder redemption liability	$ 27,842,747
Temporary equity shares outstanding (in Shares)			1,288,298	17,500,000	1,288,298
Class A Common Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Adjustment for common stock subject to possible redemption and Accumulated deficit					$ 244,777
Subsequent Event [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of shares redeemed (in Shares)	2,581,004
Stock Redeemed or Called During Period, Value	$ 26,481,101
Payments of Stock Issuance Costs	1,361,646
Shareholder redemption liability	$ 27,842,747
Public Warrants And Private Placement Warrants To Purchase Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class of warrants or rights number of securities called for by the warrants or rights (in Shares)			9,192,500		9,192,500
Common stock per share (in Dollars per share)			$ 11.5		$ 11.5
Antidilutive securities excluded from the computation of earnings per share (in Shares)			9,192,500		9,192,500